Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Capital stock	Investment shares	Treasury shares	Additional paid-in capital	Legal reserve	Unrealized net loss on financial instruments designated at fair value	Unrealized gain (loss) on cash flow hedge	Retained earnings	Total
Balance at Dec. 31, 2022	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (16,267)	S/ (1,520)	S/ 268,618	S/ 1,195,135
Profit for the year								168,900	168,900
Other comprehensive income						(18)	1,520		1,502
Total comprehensive income						(18)	1,520	168,900	170,402
Dividends, note 15(g)								(175,524)	(175,524)
Others						(5)			(5)
Balance at Dec. 31, 2023	423,868	40,279	(121,258)	432,779	168,636	(16,290)		261,994	1,190,008
Profit for the year								198,875	198,875
Other comprehensive income						(261)			(261)
Total comprehensive income						(261)		198,875	198,614
Dividends, note 15(g)								(175,524)	(175,524)
Balance at Dec. 31, 2024	423,868	40,279	(121,258)	432,779	168,636	(16,551)		285,345	1,213,098
Profit for the year								154,205	154,205
Other comprehensive income						(415)			(415)
Total comprehensive income						(415)		154,205	153,790
Dividends, note 15(g)								(175,524)	(175,524)
Others								1	1
Balance at Dec. 31, 2025	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (16,966)		S/ 264,027	S/ 1,191,365